Summary of accounting policies - Breakdown of office buildings, land , equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 349,696	¥ 355,507
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	78,365	80,031
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	94,626	99,400
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	39,062	27,380
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	137,537	147,235
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 106	¥ 1,461